Long-term Debt (Schedule Of Principal Debt Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-term Debt and Capital Lease Obligations [Abstract]
2013	$ 4.4
2014	0
2015	0
2016	0
2017	75.0
Thereafter	$ 349.4